Financial Instruments and Risk Management - Credit Risk Relates to Trade Receivables (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) MBbls	Dec. 31, 2018 USD ($)
Disclosure of credit risk exposure [line items]
Accounts receivable	$ 10,681	$ 12,014
Revenue from sale of crude oil	271,352	288,777
Neither impaired nor past due [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	3,636	5,540
Not impaired and past due [member] | Within 30 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	226	829
Not impaired and past due [member] | Past due 31-60 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	131	212
Not impaired and past due [member] | Past due 61-90 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	5,672	102
Not impaired and past due [member] | Past due over 90 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	$ 1,016	5,331
Egyptian General Petroleum Corporation [Member]
Disclosure of credit risk exposure [line items]
Volume bbl sold | MBbls	869.6
Accounts receivable	$ 5,700	$ 7,200
Revenue from sale of crude oil	$ 49,900